Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Net income	$ 497,161	$ 498,866	[1]	$ 383,174
Adjustments to reconcile net income to cash provided from operations:
Increase in future policy benefits	431,362	544,086		533,466
Increase (decrease) in other policy benefits	(2,776)	1,110		(18,172)
Deferral of policy acquisition costs	(441,825)	(442,294)		(466,614)
Amortization of deferred policy acquisition costs	364,583	376,988		369,253
Change in current and deferred income taxes	30,899	68,326		96,325
Realized (gains) losses on sale of investments and properties	(25,904)	(40,190)		141,659
Change in other receivables	(22,565)	(24,716)		(43,471)
Contributions to benefit plans	(15,453)	(34,755)		(14,000)
Loss on disposal of subsidiary	455	35,013	[1]	0
Other, net	43,527	46,159		(5,507)
Cash provided from operations	859,464	1,028,593		976,113
Investments sold or matured:
Fixed maturities available for sale-sold	224,335	325,950		900,417
Fixed maturities available for sale-matured, called, and repaid	410,356	638,860		760,858
Equity securities	28,700	0		1,138
Other long-term investments	18,937	5,767		7,167
Total investments sold or matured	682,328	970,577		1,669,580
Acquisition of investments:
Fixed maturities-available for sale	(1,104,231)	(1,908,109)		(2,311,455)
Equity securities	(28,772)	0		0
Other long-term investments	(6,246)	(905)		(43)
Total investments acquired	(1,139,249)	(1,909,014)		(2,311,498)
Net increase in policy loans	(22,790)	(27,793)		(23,652)
Net (increase) decrease in short-term investments	195,435	128,727		(226,645)
Net change in payable or receivable for securities	2,664	(754)		(13,829)
Additions to properties	(5,386)	(9,181)		(6,499)
Sales of properties	3,089	77		0
Investments in low-income housing interests	(49,812)	(53,170)		(24,556)
Proceeds from sale of subsidiary	21,588	342,890		0
Cash used for investment activities	(312,133)	(557,641)		(937,099)
Cash provided from (used for) financing activities:
Issuance of common stock	162,613	37,863		4,430
Cash dividends paid to shareholders	(49,125)	(50,061)		(46,615)
Issuance of 9 1/4% Senior Notes	0	0		296,308
Acquisition of 9 1/4% Senior Notes	0	(8,913)		0
Repayment of 8 1/4% Senior Debentures	0	0		(99,451)
Net borrowing (repayment) of commercial paper	25,967	(34,432)		(70,928)
Excess tax benefit from stock option exercises	13,121	3,455		253
Acquisition of treasury stock	(972,556)	(246,006)		(47,564)
Net receipts (payments) from deposit product operations	(4,505)	(31,527)		112,005
Cash provided from (used for) financing activities	(824,485)	(329,621)		148,438
Effect of foreign exchange rate changes on cash	(4,412)	(7,570)		(1,934)
Increase (decrease) in cash	(281,566)	133,761		185,518
Cash at beginning of year (includes cash of $0, $847 thousand and $12.3 million, at January 1, 2011, 2010 and 2009, respectively, in subsidiary held for sale)	365,679	231,918		46,400
Cash at end of year (includes cash of $0, $0, and $847 thousand at December 31, 2011, 2010, and 2009, respectively, in subsidiary held for sale)	$ 84,113	$ 365,679		$ 231,918

[1]	During 2011, management changed the definition of total segment profits before tax to exclude the amortization of low-income housing interests, which management views as a tax expense. Accordingly, the 2010 total segment profits before tax and applicable tax amount have been updated for comparison purposes.